Condensed Statements of Cash Flows - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)		$ (3,798,000)	$ (3,378,000)	$ (4,596,000)	$ (3,276,000)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of discount on secured convertible notes		234,000	42,000	140,000	1,454,000
Amortization of deferred financing costs				0	239,000
Accrued interest added to principal of convertible notes				0	1,615,000
Non-cash accrued interest related to convertible notes		249,000	2,000	72,000	0
Change in fair value of derivative liability		(578,000)	0	27,000	0
Gain on convertible note extinguishment				0	(6,345,000)
PPP loan forgiveness				(91,000)	(84,000)
Gain on sale of assets and liabilities held for sale				0	(71,000)
Loss on disposal of other assets				0	6,000
Stock-based compensation		706,000	9,000	14,000	0
Changes in operating assets and liabilities
Inventory		0	55,000	55,000	137,000
Prepaid costs/expenses		(3,000)	(7,000)	12,000	129,000
Capitalized merger costs		(1,005,000)	0
Accounts payable		1,206,000	(160,000)	(297,000)	225,000
Accrued expenses and other current liabilities		497,000	(582,000)	(450,000)	395,000
Other assets				0	4,000
Net cash used in operating activities		(2,492,000)	(4,019,000)	(5,114,000)	(5,572,000)
Cash flows from financing activities
Proceeds from issuance of convertible notes		1,681,000	1,900,000	2,746,000	0
Proceeds from issuance of Series B Preferred stock				0	5,025,000
Repayment to settle convertible notes				0	(300,000)
Proceeds from PPP loan				91,000	104,000
Repayment of PPP loan		0	(20,000)	(20,000)	0
Proceeds from SBA loan				0	63,000
Proceeds from borrowings on LMFA note payable		350,000	0
Net cash provided by financing activities		2,031,000	1,880,000	2,817,000	4,892,000
Net decrease in cash		(461,000)	(2,139,000)	(2,297,000)	(680,000)
Cash, beginning of period		510,000	2,807,000	2,807,000	3,487,000
Cash, end of period	$ 2,807,000	49,000	668,000	510,000	2,807,000
Supplemental disclosure of cash flow information
Cash paid for income taxes		0	1,000	0	1,000
Cash paid for interest		0	1,000	0	1,000
Supplemental disclosure of noncash flow information
Fair value of derivative liability and discount on issuance of convertible notes				499,000	0
Conversion of accrued expenses into convertible notes				114,000	0
Other receivables of cash in transit for convertible notes				58,000	0
Assets and liabilities held for sale exchanged for prepaid research and development				0	110,000
Value of derivative liability on issuance of convertible notes		52,000	444,000
Non-cash conversion of accrued expenses into convertible notes		96,000	0
LMF ACQUISITION OPPORTUNITIES, INC.
Cash flows from operating activities
Net income (loss)	(5,236)	2,949,016	(40,258)	75,317
Adjustments to reconcile net loss to net cash used in operating activities
Formation costs paid by related parties	(107,789)		(126,413)
Interest earned on marketable securities in trust		(431,930)		(11,820)
Change in fair value of derivative liability	0	(5,801,362)	(702,400)	(1,185,940)
Changes in operating assets and liabilities
Accrued expenses		1,489,326	154,275	253,671
Prepaid costs/expenses		126,818	342,091	(301,054)
Net cash used in operating activities	(113,025)	(1,668,132)	(372,705)	(1,169,826)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in Trust account		(1,035,000)	(105,578,132)	(105,570,000)
Net cash used in investing activities		(1,035,000)	(105,578,132)	(105,570,000)
Cash flows from financing activities
Insurance financing payments			(753,994)
Proceeds from issuance of private placement warrants			5,738,000	5,738,000
Proceeds from issuance of units			103,500,000
Issue costs from issuance of units			(2,405,717)
Proceeds from notes and advances payable - related party		2,818,205
Repayment from notes and advances payable — related party		(49,800)		(151,413)
Proceeds from notes - related party	126,413			25,000
Proceeds from issuance of IPO units, net of offering costs				101,141,418
Proceeds from sale of stock to related party	25,000
Net cash provided by financing activities	151,413	2,768,405	106,078,289	106,753,005
Net decrease in cash	38,388	65,273	127,452	13,179
Cash, beginning of period		51,567	38,388	38,388
Cash, end of period	$ 38,388	116,840	165,840	51,567	38,388
Supplemental disclosure of cash flow information
Reclassification of warrants to liability			8,116,680	8,116,680
Deferred underwriting commissions in connection with the initial public offering			3,806,185	3,622,500
Initial Classification of Class A shares subject to redemption				105,570,000
Representative Class A shares issued to Maxim				10
Class B dividend stock issued to Sponsor				44
Remeasurement of Class A common stock subject to redemption		1,278,750	0
Series B Preferred Stock [Member]
Supplemental disclosure of noncash flow information
Conversion of Series		$ 2,400,000	$ 0	151,000	0
Series A-2 Preferred Stock [Member]
Supplemental disclosure of noncash flow information
Conversion of Series				0	48,628,000
Series A-1 Preferred Stock [Member]
Supplemental disclosure of noncash flow information
Conversion of convertible notes				$ 0	$ 19,696,000